Fees Summary	Nov. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,980,000
Previously Paid Amount	0
Total Fee Amount	172.26
Net Fee	$ 172.26
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A